CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 3,757	$ 5,137
Trade receivables, net	5,178	5,996
Deferred tax assets	48	2,239
Prepaid expenses and other receivables	1,988	1,503
Total current assets	10,971	14,875
LONG-TERM ASSETS:
Investment in affiliates		1,403
Deferred tax assets		3,348
Intangible assets, net	13,189	14,568
Goodwill	23,206	22,518
Severance pay fund	819	756
Lease deposits	74	57
Property and equipment, net	2,674	1,608
Total long-term assets	39,962	44,258
Total assets	50,933	59,133
CURRENT LIABILITIES:
Trade payables	859	958
Credit line	3,245
Employees and payroll accruals	3,102	2,280
Accrued expenses and other liabilities	1,366	1,587
Earn-out consideration	1,428	4,048
Deferred revenues	4,499	4,535
Total current liabilities	14,499	13,408
LONG-TERM LIABILITIES:
Deferred revenues	1,646	492
Earn-out consideration	2,857	6,409
Deferred tax liability	2,749	3,187
Accrued severance pay	873	915
Total long-term liabilities	8,125	11,003
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value NIS 0.15 par value- Authorized: 55,353,340 shares as of December 31, 2012 and 2013; Issued: 27,915,492 shares as of December 31, 2012 and 2013, respectively; Outstanding: 25,826,334 and 26,472,963 shares as of December 31, 2012 and 2013, respectively	986	986
Additional paid-in capital	191,780	190,436
Treasury shares at cost - 2,089,158 ordinary shares as of December 31, 2012 and 1,442,529 ordinary shares as of December 31, 2013	(4,841)	(6,653)
Accumulated other comprehensive income	1,342	469
Accumulated deficit	(160,958)	(150,516)
Total shareholders' equity	28,309	34,722
Total liabilities and shareholders' equity	$ 50,933	$ 59,133